Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2023 USD ($) $ / shares	Jan. 02, 2022 USD ($) $ / shares	Jan. 03, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

A	B	C	D	E	F	G	H	I	J
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs	Total shareholder return	Peer group total shareholder return (S&P Pharmaceuticals sub index)	Peer group total shareholder return (S&P Healthcare Equipment sub index)	Net income ($ millions)	Annual relative total shareholder return (% points)
2023	$28,397,240	$13,839,320	$12,492,559	$7,116,002	$119.65	$147.13	$124.22	$35,153	(18.6)%
2022	13,099,487	18,910,984	8,021,796	11,882,576	130.91	146.65	113.92	17,941	5.6
2021	26,741,959	39,418,762	12,498,029	16,589,484	123.54	135.21	140.40	20,878	(2.4)
2020	29,575,974	28,993,387	12,948,370	11,481,071	110.85	107.53	117.63	14,714	1.6

Company Selected Measure Name	Annual relative total shareholder return
Named Executive Officers, Footnote [Text Block]

Executive name	PEO				Non-PEO NEO
	2020	2021	2022	2023	2020	2021	2022	2023
A. Gorsky	X	X
J. Duato			X	X	X	X
J. Wolk					X	X	X	X
P. Stoffels					X	X
J. Taubert					X	X	X	X
A. McEvoy							X	X
T. Mongon							X
J. Reed								X
P. Fasolo								X

Peer Group Issuers, Footnote [Text Block]
Competitor composite peer group

Innovative Medicine	MedTech	Consumer Health (Excluded After August 2023)
AbbVie Inc.	Alcon, Inc.	Beiersdorf AG
Amgen Inc.	Bausch & Lomb Inc.	Colgate-Palmolive Co
AstraZeneca PLC	Boston Scientific Corporation	L'Oreal S.A.
Bristol-Myers Squibb Company	The Cooper Companies, Inc.	The Procter & Gamble Company
Eli Lilly & Company	Intuitive Surgical, Inc.	Reckitt Benckiser Group plc
GlaxoSmithKline plc	Medtronic plc	Unilever PLC
Merck & Co Inc	Smith & Nephew plc
Novartis AG	Stryker Corporation
Pfizer Inc	Zimmer Biomet Holdings, Inc
Roche Holding Ltd
Sanofi

PEO Total Compensation Amount	$ 28,397,240	$ 13,099,487	$ 26,741,959	$ 29,575,974
PEO Actually Paid Compensation Amount	$ 13,839,320	18,910,984	39,418,762	28,993,387
Adjustment To PEO Compensation, Footnote [Text Block]
The following table shows the 2023 adjustments made to total compensation for each year to determine the compensation actually paid:

Executive	Summary compensation table total	Minus summary compensation table value of equity awards	Plus pay versus performance value of equity awards	Minus summary compensation table change in the actuarial present value of pension benefits	Plus pay versus performance value of pension benefits	Equals compensation actually paid
PEO	$28,397,240	$15,979,133	$7,166,755	$6,213,000	$467,458	$13,839,320
Average of Non-PEO NEOs	12,492,559	7,194,626	2,966,942	1,424,000	275,127	7,116,002
The following table shows the 2023 amounts included in the pay-versus-performance value of equity awards.

Executive	Year-end fair value of equity awards granted during applicable year	Change in fair value as of year-end of any prior-year awards that remain unvested as of year-end	Change in fair value as of the vesting date of any prior-year awards that vested during applicable year	Pay versus performance value of equity awards
PEO	$14,690,868	$(5,539,650)	$(1,984,463)	$7,166,755
Average of Non-PEO NEOs	6,723,208	(2,836,480)	(919,786)	2,966,942

Executive	Service costs attributable to the applicable year	Prior service costs introduced during the applicable year	Pay versus performance value of pension benefits
PEO	$467,458	$0	$467,458
Average of other NEOs	275,127	0	275,127

Non-PEO NEO Average Total Compensation Amount	$ 12,492,559	8,021,796	12,498,029	12,948,370
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,116,002	11,882,576	16,589,484	11,481,071
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table shows the 2023 adjustments made to total compensation for each year to determine the compensation actually paid:

Executive	Summary compensation table total	Minus summary compensation table value of equity awards	Plus pay versus performance value of equity awards	Minus summary compensation table change in the actuarial present value of pension benefits	Plus pay versus performance value of pension benefits	Equals compensation actually paid
PEO	$28,397,240	$15,979,133	$7,166,755	$6,213,000	$467,458	$13,839,320
Average of Non-PEO NEOs	12,492,559	7,194,626	2,966,942	1,424,000	275,127	7,116,002
The following table shows the 2023 amounts included in the pay-versus-performance value of equity awards.

Executive	Year-end fair value of equity awards granted during applicable year	Change in fair value as of year-end of any prior-year awards that remain unvested as of year-end	Change in fair value as of the vesting date of any prior-year awards that vested during applicable year	Pay versus performance value of equity awards
PEO	$14,690,868	$(5,539,650)	$(1,984,463)	$7,166,755
Average of Non-PEO NEOs	6,723,208	(2,836,480)	(919,786)	2,966,942

Executive	Service costs attributable to the applicable year	Prior service costs introduced during the applicable year	Pay versus performance value of pension benefits
PEO	$467,458	$0	$467,458
Average of other NEOs	275,127	0	275,127

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s cumulative TSR.
As described on page 70, our three-year TSR relative to our competitor composite peers is one of our PSU performance measures. However, the Company’s cumulative TSR without a peer comparison is not one of the performance measures we use in our annual or long-term incentive plans.
The Company’s cumulative TSR includes both our annual share price appreciation and the impact of reinvested dividends. Because most of our executives’ compensation is equity-based long-term incentives which vary in value with the Company’s price, our CAP is aligned with the annual share price appreciation component of TSR. Dividends confound the relationship because they are included in the cumulative TSR but are not included in CAP because we do not pay dividends on unvested equity awards.
CAP vs. TSR

■	PEO CAP	■	Average for Non-PEO NEO	—	TSR

Compensation Actually Paid vs. Net Income [Text Block]
The chart on page 119 compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s net income.
As described on pages 69 and 70, adjusted operational EPS is one of our annual incentive measures and three-year cumulative adjusted operational EPS is one of our PSU performance measures. These measures are compared to goals that we set at the beginning of each year for the annual incentives and at the beginning of each three-year performance period for the PSUs.
While annual net income impacts our adjusted operational EPS and three-year cumulative adjusted operational EPS, it is not one of the performance measures we use in our annual or long-term incentive plans. Therefore, any relationship of CAP with the Company’s annual net income would be indirect, at best, because it is not a performance measure in our compensation program and it is not compared to any goals.
Column I includes the Company’s net income, in millions, as reported in the Company’s audited financial statements. Net income in 2020-2023 includes the Consumer Health business, which separated from Johnson & Johnson in August 2023 as Kenvue. Net income in 2023 also includes proceeds from the sale of Kenvue. Net Income from Continuing Operations, which would have excluded this business, would have been $17.801 billion, $16.370 billion and $13.326 billion for 2021, 2022 and 2023, respectively.
CAP vs. net income

■	PEO CAP	■	Average for Non-PEO NEO	—	Net income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart on page 120 compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s annual relative TSR.
Annual relative TSR directly impacts the three overlapping PSU performance cycles that are outstanding each year. Higher annual relative TSR increases the fair value of the outstanding PSUs and conversely lower annual relative TSR decreases the fair value of outstanding PSUs.
Performance against our annual incentive goals, three-year cumulative adjusted operational EPS PSU goals and changes in the fair value of long-term incentive awards granted each year confound the relationship of CAP and annual relative TSR because they are independent of annual relative TSR.
Note: We use three-year relative TSR as a PSU performance measure. However, SEC guidance limits the measures to one-year periods.
CAP vs. annual relative TSR

■	PEO CAP	■	Average for Non-PEO NEO	—	Annual relative TSR
Annual relative TSR

TSR	2020	2021	2022	2023
Johnson & Johnson	9.3%	12.8%	8.0%	(8.6%)
Competitor composite	7.7	15.2	2.4	10.0
One-year relative TSR	1.6	(2.4)	5.6	(18.6)
The TSR for each of the business groups within the competitor composite peer group is weighted based on the Company’s sales mix for the prior year as shown in the table below. Following the separation of our Consumer Health business, the Consumer Health group was removed from the Competitor Composite Peer Group. See page 81 for additional details.
Competitor composite peer group weightings

Business group	2020	2021	2022	2023 (Pre-Kenvue separation)	2023 (Post-Kenvue separation)
Innovative Medicine	51.4%	54.7%	55.1%	55.4%	65.7%
MedTech	31.6	27.8	28.9	28.9	34.3
Consumer Health	16.9	17.5	16.0	15.7	0.0
Total	100.0	100.0	100.0	100.0	100.0
Note: Sum of individual components may not reflect total weighting due to rounding.
The TSR for each business group is weighted by the beginning of year market capitalization of each company. The companies in each business group are shown in the table on page 121.

Total Shareholder Return Vs Peer Group [Text Block]
The chart below compares the Company's cumulative TSR presented in the table with the cumulative TSR of our two peer indices: the S&P Pharmaceuticals Index and the S&P Healthcare Equipment Index.
We do not use the cumulative TSR of the S&P Pharmaceuticals Index or S&P Healthcare Equipment index as incentive measures for our NEOs. However, we do measure three-year relative TSR versus our competitor composite peer group as one of our PSU metrics, as described in greater detail in our PSU goal setting process on page 70. So, the relationship of CAP with our three-year relative TSR versus our competitor composite peer group is direct for each of the overlapping PSU performance periods shown in the table.
Cumulative TSR of the company and peer groups

Tabular List [Table Text Block]

Annual incentive financial performance measures	Long-term incentive financial performance measures
•Operational sales.	•Three-year cumulative adjusted operational EPS.
•Adjusted operational EPS growth.	•Three-year TSR compound annual growth rate versus the competitor composite peer group.
•Free cash flow.
•Share price.
•Share price appreciation.

Total Shareholder Return Amount	$ 119.65	130.91	123.54	110.85
Peer Group Total Shareholder Return Amount	147.13	146.65	135.21	107.53
Net Income (Loss)	$ 35,153,000,000	$ 17,941,000,000	$ 20,878,000,000	$ 14,714,000,000
Company Selected Measure Amount	(0.186)	0.056	(0.024)	0.016
PEO Name	J. Duato	J. Duato	A. Gorsky	A. Gorsky
Additional 402(v) Disclosure [Text Block]
Total shareholder return and peer group shareholder return (columns F, G and H)
Columns F, G and H are the cumulative total shareholder return of a $100 investment from the beginning of fiscal year 2020 through the end of each of the years indicated for the Company (column F), the S&P Pharmaceuticals industry index (column G) and the S&P Healthcare Equipment industry index (column H). Total shareholder return includes share price appreciation and assumes dividend reinvestment.
Net income (column I)
Column I includes the Company’s net income, in millions, as reported in the Company’s audited financial statements. Net income in 2020-2023 includes the Consumer Health business, which separated from Johnson & Johnson in August 2023 as Kenvue. Net income in 2023 also includes proceeds from the sale of Kenvue. Net Income from Continuing Operations, which would have excluded this business, would have been $17.801 billion, $16.370 billion and $13.326 billion for 2021, 2022 and 2023, respectively.
Annual relative total shareholder return (column J)
Column J includes the percentage point difference between the Company’s and the competitor composite peer group’s TSR for each fiscal year.
We use three-year relative TSR as a PSU performance measure to link compensation actually paid to our executives to Company performance. We include one-year relative TSR in the table because it impacts the three overlapping PSU performance cycles that are outstanding each year. Furthermore, the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in the table.
Analysis of the information presented in the pay versus performance table
We describe the relationships between compensation actually paid and the Company’s cumulative TSR, net income and annual relative TSR beginning on page 118. We also compare the Company’s cumulative TSR with the peer indices.
Changes in PEO and NEOs from 2021-2022
It is important to keep in mind that our CEO and named executive officers have changed, making year-to-year comparisons of compensation actually paid difficult. Most significant is our change in CEO. For 2020 and 2021, Mr. Gorsky was our CEO (PEO in the table) and for 2022 and 2023, Mr. Duato was our CEO.
Components of compensation actually paid that vary with performance
The components of compensation actually paid that vary with performance each year are our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year.
The decisions regarding our annual incentive payouts are described in our 2021, 2022 and 2023 Proxy Statements and this Proxy Statement. The decisions regarding our long-term incentive awards are described in our 2020, 2021, 2022 and 2023 Proxy Statements.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the summary compensation table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our PSU goals.
We use multiple performance measures
We use seven financial performance measures for our annual and long-term incentives. We also vary the sizes of our long-term incentive grants each year based on individual performance. Therefore, no single financial performance measure can fully describe changes in CAP, especially because most of the measures are compared to annual or three-year goals.

Peer Group Total Shareholder Return Amount, Two | $ / shares	$ 124.22	$ 113.92	$ 140.40	$ 117.63
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Operational sales.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted operational EPS growth.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Free cash flow.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Three-year cumulative adjusted operational EPS.
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Three-year TSR compound annual growth rate versus the competitor composite peer group.
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Share price.
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	•Share price appreciation.
PEO [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,979,133
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,166,755
PEO [Member] | Exclusion of Change in Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,213,000
PEO [Member] | Inclusion of Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,458
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	14,690,868
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,539,650)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,984,463)
PEO [Member] | Inclusion of Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	467,458
PEO [Member] | Inclusion of Prior Year Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	0
Non-PEO NEO [Member] | Exclusion of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,194,626
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,966,942
Non-PEO NEO [Member] | Exclusion of Change in Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,424,000
Non-PEO NEO [Member] | Inclusion of Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	275,127
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,723,208
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,836,480)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(919,786)
Non-PEO NEO [Member] | Inclusion of Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	275,127
Non-PEO NEO [Member] | Inclusion of Prior Year Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	$ 0